Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Stock-based Compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to three years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. At September 30, 2017 and December 31, 2016, the Stock Incentive Plan reserved 22,500,000 shares of common stock for grant.

On June 15, 2017, the Company granted to the active employees, members of the board of directors and members of the Company’s Medical Advisory Board options to purchase 5,550,000 shares each of the Company’s common stock at an exercise price of $0.11 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.0869 resulting in compensation expense of $482,295. Compensation cost was recognized upon grant.

On November 9, 2016, the Company granted to the active employees, members of the board of directors and two members of the Company’s Medical Advisory Board options to purchase 2,830,000 shares each of the Company’s common stock at an exercise price of $0.18 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.1524 resulting in compensation expense of $431,292. Compensation cost was recognized upon grant.

On June 16, 2016, the Company granted to the active employees, members of the board of directors and two members of the Company’s Medical Advisory Board options to purchase 3,300,000 shares each of the Company’s common stock at an exercise price of $0.04 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.0335 resulting in compensation expense of $110,550. Compensation cost was recognized upon grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the nine months ended September 30, 2017 and the year ended December 31, 2016:

	2017	2016
Weighted average expected life in years	5.0	5.0
Weighted average risk free interest rate	1.76%	1.28%
Weighted average volatility	120.0%	133.54%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The Company recognized as compensation cost for all outstanding stock options granted to employees, directors and advisors, $0 for each of the three months ended September 30, 2017 and 2016, and $482,295 and $116,550 for the nine months ended September 30, 2017 and 2016, respectively.

A summary of option activity as of September 30, 2017 and December 31, 2016, and the changes during the three and nine months ended September 30, 2017, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2016	16,203,385	$0.38
Granted	—	$—
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding as of March 31, 2017	16,203,385	$0.38
Granted	5,550,000	$0.11
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	(160,000)	$0.22
Outstanding as of June 30, 2017	21,593,385	$0.31
Granted	—	$—
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding as of September 30, 2017	21,593,385	$0.31

Exercisable	21,593,385	$0.31

The range of exercise prices for options was $0.04 to $2.00 for options outstanding at September 30, 2017 and December 31, 2016, respectively. The aggregate intrinsic value for all vested and exercisable options was $1,027,516 and $702,500 at September 30, 2017 and December 31, 2016, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options was 7.62 and 5.88 years as of September 30, 2017 and December 31, 2016, respectively.

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is currently administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to three years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. At December 31, 2016 and 2015 the Stock Incentive Plan reserved a total of 22,500,000 and 12,500,000 shares of common stock for grant, respectively.

On November 9, 2016, the Company granted to the active employees, members of the board of directors and two members of the Company’s Medical Advisory Board options to purchase 2,830,000 shares each of the Company’s common stock at an exercise price of $0.18 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.1524 resulting in compensation expense of $431,292. Compensation cost was recognized upon grant.

On June 16, 2016, the Company granted to the active employees, members of the board of directors and two members of the Company’s Medical Advisory Board options to purchase 3,300,000 shares each of the Company’s common stock at an exercise price of $0.04 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.0335 resulting in compensation expense of $110,550. Compensation cost was recognized upon grant.

On October 1, 2015, the Company granted to the active employees and members of the board of directors options to purchase 1,900,000 shares of common stock at an exercise price of $0.11 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.11 resulting in compensation expense of $209,000. Compensation cost was recognized upon grant.

On October 1, 2015, the Company granted to the active employees, members of the board of directors and members of the Medical Advisory Board options to purchase 1,450,000 shares of common stock an exercise price of $0.50 per share and vested upon issuance. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.10 resulting in compensation expense of $145,000. Compensation cost was recognized upon grant.

On August 13, 2015, Mr. Chiarelli and the Company entered into a confidential settlement agreement in response to an action filed against the Company by Mr. Chiarelli. The settlement agreement contains the entire understanding and complete agreement of the parties involved with respect to the circumstances, matters, events and transactions that were a subject of the action. A part of the settlement was the issuance of stock options. Using the Black-Scholes option pricing model, management has determined that the options had a fair value resulting in compensation expense of $98,100. Compensation cost was recognized upon grant.

On April 28, 2015, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.55 per share in place of an annual cash consulting fee for calendar year 2015. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.11 resulting in compensation expense of $11,107. Compensation cost was recognized over the requisite service period in calendar year 2015.

On May 7, 2014, the Company granted to the active employees options to purchase 900,000 shares of common stock at an exercise price of $0.55 per share. Using the Black-Scholes option pricing model, management has determined that the options had a fair value per share of $0.48 resulting in total compensation expense of $429,001 that was recognized over the three year vesting period of the options. Compensation expense related to this grant was $6,000 and $30,000 for the years ended December 31, 2016 and 2015, respectively.

On February 21, 2013, the Company, granted the active employees and directors options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share. Using the Black-Scholes option pricing model, management has determined that the options had an average fair value per share of $0.223 resulting in total compensation of $499,621. Compensation cost is being recognized over the requisite service period. Compensation expense related to this grant was $0 and $11,327 for the years ended December 31, 2016 and 2015, respectively.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2016 and 2015:

	2016	2015
Weighted average expected life in years	5.0	5.0
Weighted average risk free interest rate	1.28%	1.42%
Weighted average volatility	133.54%	120.63%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted. The risk-free rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of the grant. Since there is a limited trading history for our common stock, the expected volatility is based on historical data from companies similar in size and value to us. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest.

For the years ended December 31, 2016 and 2015, the Company recognized $547,842 and $504,534, respectively, as compensation cost related to options granted.

A summary of option activity as of December 31, 2016 and 2015, and the changes during the years ended December 31, 2016 and 2015, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2014	7,206,830	$1.31
Granted	4,950,000	$0.35
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	(2,083,445)	$2.39
Outstanding at December 31, 2015	10,073,385	$0.62
Granted	6,130,000	$0.10
Exercised	—	$—
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2016	16,203,385	$0.38

Vested and exercisable at December 31, 2016	16,203,385	$0.38

The range of exercise prices for options was $0.04 to $2.00 for options outstanding at December 31, 2016 and 2015. The aggregate intrinsic value for outstanding options was $702,500 and $0 at December 31, 2016 and 2015, respectively. The aggregate intrinsic value for all vested and exercisable options was $702,500 and $0 at December 31, 2016 and 2015, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options is 5.88 years and 7.46 years as of December 31, 2016 and 2015, respectively.

A summary of the Company’s nonvested options as of December 31, 2016 and 2015, and changes during the years ended December 31, 2016 and 2015, is presented as follows:

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2014	914,542	$0.37
Granted	4,950,000	$0.35
Vested	(5,672,874)	$0.36
Cancelled	—	$—
Forfeited or expired	(16,666)	$0.55
Outstanding at December 31, 2015	175,002	$0.36
Granted	6,130,000	$0.10
Vested	(6,305,002)	$0.11
Cancelled	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2016	—	$—